As filed with the Securities and Exchange Commission on February 16, 2024

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 40	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 42	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]	On March 15, 2024 pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 6, as it relates to Roundhill N-100 0DTE Income ETF (formerly, Roundhill Tech 100 0DTE Income ETF) (the “Fund”), a series of the Registrant, until March 15, 2024. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 6, filed on November 17, 2023, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on February 16, 2024.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Will Hershey	President	February 16, 2024
Will Hershey	(Principal Executive Officer)

/s/ Timothy Maloney	Treasurer and Chief Financial Officer	February 16, 2024
Timothy Maloney	(Principal Financial Officer and Principal Accounting Officer)

John Pesce*	Trustee	February 16, 2024
John Pesce

Felix Rivera*	Trustee	February 16, 2024
Felix Rivera

Jeffrey Youngman*	Trustee	February 16, 2024
Jeffrey Youngman

*	An original power of attorney authorizing Will Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed, filed as an exhibit and are incorporated by reference herein.